UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue, 19th Floor

         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     Jon R. Persson     New York, NY     May 10, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $1,020,177 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STD COS INC DEL       COM              029712106      541    10200 SH       SOLE                        0        0    10200
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      930    27905 SH       SOLE                        0        0    27905
CANTEL MEDICAL CORP            COM              138098108      779    50604 SH       SOLE                        0        0    50604
CLEAR CHANNEL COMMUNICATIONS   COM              184502102      331     9450 SH       SOLE                        0        0     9450
FINISAR                        COM              31787A101       51    15697 SH       SOLE                        0        0    15697
FOUNDRY NETWORKS INC           COM              35063R100      697    46558 SH       SOLE                        0        0    46558
ISHARES INC                    MSCI EMU INDEX   464286608      532     4917 SH       SOLE                        0        0     4917
ISHARES INC                    MSCI PAC J IDX   464286665      900     6702 SH       SOLE                        0        0     6702
ISHARES TR                     S&P 500 INDEX    464287200   119139   837006 SH       SOLE                        0        0   837006
ISHARES TR                     RUSSELL1000GRW   464287614      530     9519 SH       SOLE                        0        0     9519
ISHARES TR                     RUSSELL1000VAL   464287598      973    11697 SH       SOLE                        0        0    11697
ISHARES TR                     S&P MIDCAP 400   464287507    55620   657446 SH       SOLE                        0        0   657446
ISHARES TR                     RUSSELL MIDCAP   464287499    71665   687699 SH       SOLE                        0        0   687699
ISHARES TR                     RUSSELL MCP VL   464287473     1377     8990 SH       SOLE                        0        0     8990
ISHARES TR                     MSCI EAFE IDX    464287465   179480  1619259 SH       SOLE                        0        0  1619259
ISHARES TR                     RUSL 2000 VALU   464287630      669     8256 SH       SOLE                        0        0     8256
ISHARES TR                     MSCI EMERG MKT   464287234      260     2235 SH       SOLE                        0        0     2235
ISHARES TR                     RUSSELL 2000     464287655   195550  2459434 SH       SOLE                        0        0  2459434
ISHARES TR                     FTSE XNHUA IDX   464287184      407     3971 SH       SOLE                        0        0     3971
ISHARES TR                     S&P LTN AM 40    464287390      473     2653 SH       SOLE                        0        0     2653
ISHARES TR                     RUSL 3000 VALU   464287663      796     7332 SH       SOLE                        0        0     7332
ISHARES TR                     S&P MIDCP VALU   464287705      662     7929 SH       SOLE                        0        0     7929
ISHARES TR                     S&P SMLCAP 600   464287804      459     6759 SH       SOLE                        0        0     6759
ISHARES TR                     S&P EURO PLUS    464287861    29350   270904 SH       SOLE                        0        0   270904
ISHARES TR                     S&P SMLCP VALU   464287879      440     5733 SH       SOLE                        0        0     5733
ISHARES TR                     MSCI VAL IDX     464288877      654     8823 SH       SOLE                        0        0     8823
ISHARES TR                     RUSSELL 1000     464287622    27458   354668 SH       SOLE                        0        0   354668
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      521    93100 SH       SOLE                        0        0    93100
MIDCAP SPDR TR                 UNIT SER 1       595635103      772     4997 SH       SOLE                        0        0     4997
MORGAN STANLEY                 COM NEW          617446448    18246   224066 SH       SOLE                        0        0   224066
PROSHARES TR                   ULTRASHT MD400   74347R859      368     6500 SH       SOLE                        0        0     6500
PROSHARES TR                   ULTRASHT SP500   74347R883      379     6500 SH       SOLE                        0        0     6500
QUEST DIAGNOSTICS INC          COM              74834l100      254     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      312     5181 SH       SOLE                        0        0     5181
SPDR TR                        UNIT SER 1       78462F103   292352  1468405 SH       SOLE                        0        0  1468405
STREETTRACKS SER TR            SPDR S&P MTL     86330E646      202     3524 SH       SOLE                        0        0     3524
VANGUARD INDEX FDS             STK MRK ETF      922908769      296     2093 SH       SOLE                        0        0     2093
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     6694    97098 SH       SOLE                        0        0    97098
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     8865   125000 SH       SOLE                        0        0   125000
WASTE SERVICES INC DEL         COM NEW          941075202      193    19415 SH       SOLE                        0        0    19415